Other Assets (Details) - Schedule of Other Assets - USD ($)	Nov. 30, 2021	May 31, 2021	May 31, 2020
Schedule of Other Assets [Abstract]
Security deposits	$ 167,455	$ 167,455	$ 167,455
Construction deposit	93,000	0	150,000
	$ 260,455	$ 167,455	$ 167,455